Schedule of Fair Value Measurement Warrant (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants granted		50,000
Expected Term	5 years	5 years
Warrant [Member]
Warrants granted		17,355,700
Share Price		$ 0.65
Exercise price per share	$ 0.78	$ 0.78
Expected Term		30 years
Expected Volatility Rate		322.80%
Annual rate Quarterly Dividends		0.00%
Risk free interest rate		0.515%